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AST ADVANCED STRATEGIES PORTFOLIO
SUMMARY: AST ADVANCED STRATEGIES PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST ADVANCED STRATEGIES PORTFOLIO AST ADVANCED STRATEGIES PORTFOLIO	[1]
Management Fees	0.64%
+ Distribution and/or Service Fees (12b-1 Fees)	0.24%
+ Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.04%
= Total Annual Portfolio Operating Expenses	0.95%
- Fee Waiver and/or Expense Reimbursement	(0.02%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	[2]
[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to a voluntary fee and/or expense waiver arrangement, which is not reflected in the table above.
[2]	The Manager has contractually agreed to waive 0.0222% of its investment management fees through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.0020% of its investment management fees through June 30, 2021. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AST ADVANCED STRATEGIES PORTFOLIO | AST ADVANCED STRATEGIES PORTFOLIO | USD ($)	95	302	526	1,170

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 390% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio's asset allocation generally provides for an allotment of approximately 60% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 40% of Portfolio assets to a combination of US fixed income, hedged international bond, real return, and exchange-traded fund (ETF) investment strategies. The Portfolio is subadvised by QMA LLC (QMA), which allocates the Portfolio's net assets across different investment categories and different subadvisers. QMA also directly manages a portion of the Portfolio's assets. Certain investment categories contain sub-categories. The subadviser for a category or sub-category employs a specific investment strategy for that category or sub-category.

QMA employs a two-tiered approach to allocating Portfolio assets across the various investment categories, sub-categories, and the subadvisers. First, QMA analyzes the macro-economic landscape, the capital markets, and the related implications for investment strategy. Second, QMA draws on its understanding of the strategies used by the other subadvisers to determine which subadvisers are expected to perform best under the prevailing macro-economic landscape.

In managing the Portfolio’s assets, the subadviser uses a combination of top-down economic analysis and bottom up research in conjunction with proprietary quantitative models and risk management systems. In the top down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security.
Principal Risks of Investing in the Portfolio.
The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objective, the Portfolio cannot guarantee success. The order of the below risk factors does not indicate the significance of any particular risk factor.

Asset-Backed and/or Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables or, in the case of mortgage-backed securities, mortgage loans. Like fixed income securities, asset-backed and mortgage-backed securities are subject to interest rate risk, liquidity risk, and credit risk, which may be heightened in connection with investments in loans to "subprime" borrowers. Certain asset-backed and mortgage-backed securities are subject to the risk that those obligations will be repaid sooner than expected or later than expected, either of which may result in lower than expected returns. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages.

Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser’s ability to fully implement the Portfolio’s investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The asset flows could remove all or substantially all of the assets of the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Derivatives Risk. A derivative is a financial contract, the value of which depends upon, or is derived from, the value of one or more underlying investments, such as an asset, reference rate, or index. The use of derivatives is a highly specialized activity that involves a variety of risks in addition to and greater than those associated with investing directly in securities, including the risk that: the party on the other side of a derivative transaction will be unable to honor its financial obligation; leverage created by investing in derivatives may result in losses to the Portfolio; derivatives may be difficult or impossible for the Portfolio to buy or sell at an opportune time or price, and may be difficult to terminate or otherwise offset; derivatives used for hedging may reduce or magnify losses but also may reduce or eliminate gains; and the price of commodity-linked derivatives may be more volatile than the prices of traditional equity and debt securities.

Economic and Market Events Risk. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer's financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Exchange-Traded Funds (ETF) Risk. An investment in an ETF generally presents the same primary risks as an investment in a mutual fund that has the same investment objectives, strategies and policies. In addition, the market price of an ETF's shares may trade above or below its net asset value and there may not be an active trading market for an ETF's shares. The Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

Exchange-Traded Notes Risk. Because exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Portfolio to the risk that an ETN's issuer may be unable to pay. In addition, the Portfolio will bear its proportionate share of the fees and expenses of the ETN, which may cause the Portfolio's operating expenses to be higher and its performance to be lower.

Fixed Income Securities Risk. Investment in fixed income securities involves a variety of risks, including that: an issuer or guarantor of a security will be unable or unwilling to pay obligations when due; due to decreases in liquidity, the Portfolio may be unable to sell its securities holdings within a reasonable time at the price it values the security or at any price; and the Portfolio’s investment may decrease in value when interest rates rise. Volatility in interest rates and in fixed income markets may increase the risk that the Portfolio’s investment in fixed income securities will go down in value. Risks associated with changing interest rates are currently heightened because any increase or decrease may be sudden and significant, with unpredictable effects on the markets and the Portfolio’s investments. Changes in interest rates may also affect the liquidity of the Portfolio’s investments in fixed income securities.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investments in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political or social developments may adversely affect the value of foreign securities; foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds; and certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, natural disasters and outbreaks of infectious diseases.

High Yield Risk. Investments in fixed income securities rated below investment grade and unrated securities of similar credit quality (i.e., high yield securities or junk bonds) may be more sensitive to interest rate, credit, call and liquidity risks than investments in investment grade securities, and have predominantly speculative characteristics.

Investment Style Risk. Securities held by the Portfolio as a result of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions and investor sentiment. At times when the investment style is out of favor, the Portfolio may underperform other funds that invest in similar asset classes but use different investment styles.

Leverage Risk. Using leverage, the investment of borrowed cash, may amplify the Portfolio's gains and losses and cause the Portfolio to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk. The Portfolio may hold one or more securities for which there are no or few buyers and sellers or the securities are subject to limitations on transfer. The Portfolio may be unable to sell those portfolio holdings at the desired time or price, and may have difficulty determining the value of such securities for the purpose of determining the Portfolio's net asset value. In such cases, investments owned by the Portfolio may be valued at fair value pursuant to guidelines established by the Trust's Board of Trustees. No assurance can be given that the fair value prices accurately reflect the value of the security. The Portfolio is subject to a liquidity risk management program, which limits the ability of the Portfolio to invest in illiquid investments.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. Investment techniques, risk analyses and investment strategies, which may include quantitative models or methods, used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results. The value of the Portfolio’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics. There is no guarantee that the investment objective of the Portfolio will be achieved.

Portfolio Turnover Risk. A subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of the Portfolio's securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Real Estate Risk. Investments in real estate investment trusts (REITs) and real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate. Poor performance by the manager of the REIT and adverse changes to or inability to qualify with favorable tax laws will adversely affect the Portfolio. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC, and depending on the Portfolio, the CFTC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. Changes in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Short Sale Risk. A short sale involves the risk that the price of a borrowed security or derivative will increase during the time the Portfolio has borrowed the security or derivative and the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Short sales may result in losses that are greater than the cost of the investment. In addition, the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.
Past Performance.
The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio’s average annual returns compare to the returns of a custom blended index which consists of the Russell 3000 Index (40%), MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (20%), Bloomberg Barclays Global Aggregate US Dollar Hedged Index (30%) and the Custom Extended Markets Index (10%). The Custom Extended Markets Index is comprised of equal weightings of the Bloomberg Barclays US TIPS Index, Bloomberg Commodity Index Total Return, and Wilshire US REIT Total Return Index. PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.
Annual Total Returns

Best Quarter:		Worst Quarter:
10.29%	3rd Quarter 2010	-10.68%	3rd Quarter 2011

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - AST ADVANCED STRATEGIES PORTFOLIO	1 Year	5 Years	10 Years
AST ADVANCED STRATEGIES PORTFOLIO	21.86%	7.68%	8.76%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.46%	11.69%	13.55%
Blended Index (reflects no deduction for fees, expenses or taxes)	20.68%	7.18%	8.34%